INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	May 31, 2017	Aug. 31, 2016	Apr. 30, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Cash payment for increase in investment interest							$ 620,000,000	$ 887,000,000	$ 681,000,000
Share of earnings from investments in associates and joint ventures							118,000,000	248,000,000	$ 69,000,000
Acquisitions							$ 620,000,000	1,108,000,000
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Gain (loss) on investment		$ 0
Proportion of ownership interest in subsidiary							8.00%
Decrease in investments in subsidiaries, joint ventures and associates						$ 177,000,000
Cash payment for increase in investment interest							$ 349,000,000
Ownership Interest	45.00%
Transport and Energy Operations
Disclosure Of Associates And Joint Ventures [Line Items]
Share of earnings from investments in associates and joint ventures								$ 195,000,000
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions			$ 200,000,000		$ 312,000,000
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest				13.00%
Acquisitions				$ 202,000,000
Voting Interest				50.00%